Stock-Based Compensation (Narrative) (Detail) - USD ($) $ in Millions			12 Months Ended
	Oct. 16, 2014	Oct. 09, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reclassification of common unit liability to additional paid in capital			$ 490.2
Vesting date			May 15, 2017
Common stock distributed in connection with non-liquidating distribution		20,460,047
Total stock-based compensation expense			$ 200.7	$ 253.7	$ 105.8
Award recorded as liability			$ 1.9	392.4
PCIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive plan termination period	10 years
CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized			625,000,000
Common unit unvested		29,555
Common stock distributed in exchange for vested preferred units		256,265
Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs outstanding			933,217
Total stock-based compensation expense			$ 12.6
Unrecognized compensation cost			12.6
Award recorded as liability			$ 1.9
Part B Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs outstanding			1,249,873
Shares authorized			1,490,023			1,381,086	2,210,534
Total stock-based compensation expense			$ 31.3
Unrecognized compensation cost			$ 21.9
Common Units [Member] | CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized			625,000,000
Common unit unvested		6,353,302
Common stock distributed for existing share holders		10,294,867
Total stock-based compensation expense			$ 156.4	253.3	104.9
Unrecognized compensation cost			70.2
Preferred Units [Member] | CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense			0.4	$ 0.4	$ 0.9
Vested Portion of Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense			$ 12.6